Note 14 - Earnings per Common Share (Details) - Basic and Diluted Earnings (Loss) Per Share (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 14 - Earnings per Common Share (Details) - Basic and Diluted Earnings (Loss) Per Share [Line Items]
Weighted average number of common shares outstanding used in basic earnings per common share calculation	4,060,404	4,001,288	3,946,314
Net dilutive effect of :
Options and warrant	507,856	266,391	0
Weighted average number of common shares outstanding adjusted for effect of dilutive securities	4,624,043	4,310,166	4,030,652
Net income available to common shareholders (in Dollars)	$ 5,669	$ 24,602	$ 3,460
Basic earnings per common share (in Dollars per share)	$ 1.40	$ 6.15	$ 0.88
Diluted earnings per common share (in Dollars per share)	$ 1.23	$ 5.71	$ 0.86
Restricted Stock [Member]
Net dilutive effect of :
Restricted stock awards	55,783	42,487	84,338